CONTINGENCIES (Details) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended				6 Months Ended		0 Months Ended	3 Months Ended			6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EEP USD ($)	Jun. 30, 2013 EEP CAD	Mar. 31, 2012 EEP USD ($)	Mar. 31, 2012 EEP CAD	Jun. 30, 2013 Line 6B Crude Oil Release USD ($)	Jun. 30, 2013 Line 6B Crude Oil Release CAD	Apr. 30, 2011 Line 6B Crude Oil Release EEP USD ($)	Jun. 30, 2013 Line 6B Crude Oil Release EEP USD ($) item	Mar. 31, 2013 Line 6B Crude Oil Release EEP USD ($)	Sep. 30, 2012 Line 6B Crude Oil Release EEP USD ($)	Jun. 30, 2013 Line 6B Crude Oil Release EEP USD ($) item	Jun. 30, 2013 Line 6A Crude Oil Release EEP item
COMMITMENTS AND CONTINGENCIES
Ownership interest (as a percent)		21.10%	21.10%
Estimated cost									$ 1,035			$ 1,035
Estimated cost, net of tax							167
Increase in estimated cost									40	175		215
Increase in estimated cost, net of tax							30
Civil penalty											3.7
Aggregate limited amount for pollution liability under insurance program	685							650
Amount of insurance claim recognized		42		50		547
Amount of insurance claim recognized, net of tax			6		7
Number of actions or claims filed									45			45	1